Employee Benefit Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Wages and salaries	¥ 2,139,472	¥ 2,142,959	¥ 2,009,645
Social welfare costs	921,971	861,375	714,484
Others	484,277	452,431	419,090
Total employee benefit expense	¥ 3,545,720	3,456,765	3,143,219
Maximum percentage of employee gross pay the employee may contribute to a defined contribution plan.	8.00%
Contributions to defined contribution retirement plans	¥ 463,204	431,818	342,073
Defined contribution retirement plans outstanding contribution	¥ 0	¥ 0	¥ 0